Property and Equipment, Net - Additional Information (Detail) - Property, Plant and Equipment [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Depreciation Expense on Reclassified Assets	$ 68,000	$ 50,000	$ 140,000	$ 98,000	$ 200,000	$ 100,000
Impairment Charge on Property and Equipment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0